Stock Incentive Plans (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Share-Based Payment Arrangement [Abstract]
Schedule of Share Based Payments Arrangement, Option Activity

The following table summarizes stock option activity for the nine-month period ended September 30, 2022:

	Options Outstanding
	Shares	Weighted Average Exercise Price
Outstanding, December 31, 2021	19,203	$19.40
Options expired / forfeited	(203)	34.00
Outstanding, September 30, 2022	19,000	19.60
Exercisable, September 30, 2022	19,000	$19.60

The following table summarizes stock option activity for the year ended December 31, 2021 and 2020:

	Options Outstanding
	Shares	Weighted Average Exercise Price
Outstanding, December 31, 2019	203,568	$11.60
Options expired / forfeited	(184,000)	$10.60
Outstanding, December 31, 2020	19,568	$20.00
Options expired / forfeited	(365)	$36.60
Outstanding, December 31, 2021	19,203	$19.40
Exercisable, December 31, 2021	19.203	$19.40

Schedule of Share Based Payment Arrangement, Option, Exercise Price Range

The following table summarizes additional information on the Company’s stock options outstanding at September 30, 2022:

	Options Outstanding			Options Exercisable
Exercise Price	Number Outstanding	Weighted- Average Remaining Contractual Life (Years)	Weighted Average Exercise Price	Number Exercisable	Weighted Average Exercise Price
19.60	19,000	0.59	$19.60	19,000	$19.60
Totals	19,000	0.59	$19.60	19,000	$19.60

The following table summarizes additional information on the Company’s stock options outstanding at December 31, 2021:

	Options Outstanding			Options Exercisable
Range of Exercise Prices	Number Outstanding	Weighted- Average Remaining Contractual Life (Years)	Weighted Average Exercise Price	Number Exercisable	Weighted Average Exercise Price
$19.60	19,000	1.33	$19.60	19,000	$19.60
$34.00	203	0.02	$34.00	203	$34.00
Totals	19,203	1.32	$19.75	19,203	$19.75